Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Decrease (increase) in current assets:
Receivables from related party		$ 2,945	$ (6,318)	$ 0
Prepaid expenses and other		(451)	(9)	250
Increase (decrease) in current liabilities:
Accounts payable		(4,778)	2,403	0
Accrued liabilities		896	158	0
Taxes other than income taxes		31	734	0
Deferred revenue from related party		39	85	0
Changes in current assets and current liabilities	[1]	(1,318)	(2,947)	250
Transfer (from) to Valero for:
Noncash transfers from Valero	[2]		(78)
Noncash transfers to Valero	[2]	264		2,248
Cash Flows Related to Interest and Income Taxes Paid
Interest paid	[2]	899	602	743
Income taxes paid	[2]	74	493	553
Majority Shareholder [Member]
Receivables from related party:
Debt issuance costs owed to related party	[2]	0	1,071	0
Offering costs owed to related party	[2]	0	3,223	0
Amounts due from related party	[2]	0	(5,126)	0
Other Noncash Activities
Capital expenditures included in accounts payable	[2]	(786)	(761)	0
Reduction to property and equipment, net due to capital lease obligation modification	[2]	0	913	0
Majority Shareholder [Member] | Indemnification Receivable [Member]
Transfer (from) to Valero for:
Noncash transfers from Valero	[2]	0	(85)	0
Majority Shareholder [Member] | Deferred Income Taxes [Member]
Transfer (from) to Valero for:
Noncash transfers from Valero	[2]	(153)	0	0
Majority Shareholder [Member] | Property and Equipment [Member]
Transfer (from) to Valero for:
Noncash transfers to Valero	[2]	0	764	0
Majority Shareholder [Member] | Construction-in-progress [Member]
Transfer (from) to Valero for:
Noncash transfers from Valero	[2]		$ (757)
Noncash transfers to Valero	[2]	$ 417		$ 2,248

[1]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.